Provisions for legal proceedings, judicial deposits and contingent liabilities (Details Narrative) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions for legal proceedings	$ 91		$ 88
Contingent liabilities	179		$ 4,934
Negotiated Legal Proceeding [Member]
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	2,466	$ 2,158
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	37
Contingent liability	5,420
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Deposits related to federal tax	200
Contingent liability	$ 29,576